SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 10:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.
On March 1, 2022, (the “Closing Date”) the Company raised gross proceeds of $4, in a registered direct offering with a single accredited institutional investor (the “Investor”) of an aggregate of 313,000 of its ordinary shares, par value NIS 2.5 per share (the “ordinary shares”), and 440,159 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0001 per share, and concurrent private placement to the Investor of the Company’s private warrants to purchase an aggregate of 564,869 ordinary shares at an exercise price of $7 per share (the “March Warrants”). The March warrants will be exercisable beginning on the six-month anniversary of the Closing Date and will expire five years and six months following the Closing Date. Offering expenses in connection with the transaction were $369.

d.
On July 27, 2022, the Company entered into an agreement (the “Agreement”) with the Investor, which provides that the exercise price per share for the March Warrants will be equal to $3.08 but only with respect to a cash exercise and that the March Warrants will become immediately exercisable. In addition, the Company issued to the Investor a new warrant (the “New Warrant”) to purchase 564,869 ordinary shares. The New Warrant will be exercisable commencing 60 days after the issuance date and will terminate on the date that is seven years following the issuance date. The New Warrant will have an exercise price per ordinary share of $3.2.

As of December 31, 2022 all 564,869 March Warrants were cash exercised into 564,869 Ordinary shares for a gross proceeds of $1,740. Offering expenses in connection with the transaction were $173.

e.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

1 million Ordinary Shares are authorized for issuance under the 2003 Option Plan, of which 188,950 shares were available for future grant as of December 31, 2022.

In 2007 a new option plan was approved under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries(the “2007 Option Plan”). Under the 2007 Option Plan , the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options.

In June 2013, the Option plan was extended for another period of ten years, until December 31, 2023.

During the years 2019, 2020 and 2021, the Company did not grant any option to purchase shares.

During the year 2022, the Company granted 800,937 option to purchase ordinary shares to certain officers and employees of the Company.

2.
A summary of the Company’s stock option activity and related information is as follows:

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2022	2021
Weighted Average Risk-free interest rate	2.84%	-
Dividend yield	0%	-
Weighted Average Volatility factor	74%	-
Weighted Average Expected life of the options	6.64	-

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

The following table contains additional information concerning options granted under the existing stock-option plan:

	Year ended December 31
	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	21,388	$12.3	33,484	$23.1
Granted	800,937	$3.25	-	$-
Exercised	(1,650)	$1.00	(4,496)	$4.1
Canceled and forfeited	(9,625)	$3.79	(7,600)	$22.2
Outstanding at end of year	811,050	$3.58	21,388	$12.3
Exercisable at end of year	213,597	$4.15	15,950	$12.8
A summary of the Company’s non-vested options granted to employees and changes during the year ended December 31, 2022 is presented below:

	Options	Weighted- average grant-date fair value
Non-vested as of December 31, 2021	5,438	$10.7
Granted	800,937	$3.18
Vested	(199,297)	$3.94
Forfeited and canceled	(9,625)	$17.43
Non-vested as of December 31, 2022	597,453	$3.33

As of December 31, 2022, there was $1,125 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 3.58 years.

The following table summarizes the allocation of the stock-based compensation:

	Year ended December 31,
	2022	2021
Cost of revenues	$17	$7
Research and development expenses	67	12
Selling and marketing expenses	7	7
General and administrative expenses	47	5

	$138	$31

The options outstanding and exercisable as of December 31, 2022, have been separated into ranges of exercise prices as follows:

	Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2022	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2022	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$0.00-$20.00	801,800	6.58	$3.39	$-	204,347	6.61	$3.43	$-
$20.00-$50.00	9,250	6.07	$20.00	-	9,250	6.07	$20.00	-
	811,050	6.65	$3.58	$-	213,597	6.58	$4.15	$-

The total intrinsic value of options exercised for the years ended December 31, 2022 and 2021 was $7 and $0, respectively.

f.
Warrants:

Each of the Company's warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2022 and 2021:

	Year ended December 31
	2022		2021
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	247,000	$17.07	247,000	$17.07
Issued	1,219,738	$4.96	-	$-
Exercised	564,869	$3.08	-	$-
Expired	-	$-	-	$-
Outstanding at end of year	901,869	$10.06	247,000	$17.07

Set forth below is data regarding the range of exercise prices and expiration date for warrants outstanding at December 31, 2022:
Exercise Price	Number of warrants Outstanding	Exercisable until
$18.70	2,500	2025
$7.50	7,500	2026
$17.07	237,000	2027
$3.20	654,869	2029
	901,869

g.
Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.